Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Net operating loss carryforwards			$ 45,600
Deferred tax expense			12,400	$ 4,400
Income tax expense	$ 2,478
Deferred tax expense	2,600		7,888	(2,591)
Current tax benefit	$ 100
Domestic Tax Authority [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards			46,500
Domestic Tax Authority [Member] | Tax Year 2017 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards			1,500
Foreign Tax Authority [Member] | Airpatrol Merger Agreement [Member] | Canada Revenue Agency [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards			24,600	20,900
Foreign Tax Authority [Member] | Nanotron [Member] | Federal Ministry of Finance, Germany [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards			44,100	44,300
Foreign Tax Authority [Member] | IntraNav [Member] | Federal Ministry of Finance, Germany [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards			8,600	7,100
Foreign Tax Authority [Member] | Game Your Game [Member] | Revenue Commissioners, Ireland [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards			11,800	$ 11,600
Foreign Tax Authority [Member] | Inpixon Philippines, Inc [Member] | Revenue Commissioners, Ireland [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards			$ 100